Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Significant Accounting Policies
Schedule of assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs and their subsidiaries included in the Company's consolidated balance sheets and statements of comprehensive income (loss) with intercompany transactions eliminated

	As of December 31,
	2015	2016
	(In thousands)
Total assets	$403,109	$591,695
Total liabilities	$401,582	$571,551

	Year Ended December 31,
	2014	2015	2016
	(In thousands)
Net revenues	$621,705	$743,535	$893,010
Net loss	$(16,509)	$(14,378)	$(26,627)

	Year Ended December 31,
	2014	2015	2016
	(In thousands)
Net cash provided by operating activities	$63,738	$368,185	$139,225
Net cash used in investing activities	(48,643)	(317,827)	(253,373)
Net cash provided by financing activities	32,212	20,280	37,021
Net increase (decrease) in cash and cash equivalents	$47,307	$70,638	$(77,127)

Schedule of estimated useful lives for property and equipment

Office building	- 45 years
Office building related facilities	- 20 years
Furniture and fixtures	- 5 years
Computers and equipment	- 3 to 4 years
Leasehold improvements	- over the shorter of the estimated useful lives of the assets or the remaining lease term